Leasing Activities (Schedule of Lease Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Lease Receivables [Line Items]
Operating Leases, Future Minimum Payments Receivable, Current	$ 703,876,000
Operating Leases, Future Minimum Payments Receivable, in Two Years	689,296,000
Operating Leases, Future Minimum Payments Receivable, in Three Years	621,198,000
Operating Leases, Future Minimum Payments Receivable, in Four Years	545,905,000
Operating Leases, Future Minimum Payments Receivable, in Five Years	462,986,000
Operating Leases, Future Minimum Payments Receivable, Thereafter	1,885,474,000
Operating Leases, Future Minimum Payments Receivable	4,908,735,000
Tenant Reimbursements	$ 196,300,000	$ 174,200,000	$ 190,800,000